Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total USD ($)	Common Shares USD ($)	Preferred Shares	Common Stock Warrants USD ($)	Additional Paid-in Capital USD ($)	Retained Earnings USD ($)	Preferred Treasury Stock USD ($)	Common Treasury Stock USD ($)	Accumulated Other Comprehensive Income (Loss) USD ($)
Beginning balance at Dec. 31, 2009	$ 79,949	$ 41		$ 556	$ 44,455	$ 38,244		$ (6,495)	$ 3,148
Beginning balance, Shares at Dec. 31, 2009		3,594,620	18,400
Net income	6,516					6,516
Restricted stock awards, Shares		9,751
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	(1,882)								(1,882)
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	(293)								(293)
Preferred stock dividend of 5%	(920)					(920)
Common stock issuance at $8.55 share, net and includes 112,639 of treasury stock with an average cost of $12.60 share, Shares		3,583,334
Common stock issuance at $8.55 share, net and includes 112,639 of treasury stock with an average cost of $12.60 share, Value	30,371	35			28,917			1,419
Exercise of options, net	30,000	3,800
Stock dividend to common stockholders'		143,458
Stock dividend to common stockholders', value		1			1,303	(1,304)
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(2,431)					(2,431)
Compensation expense, restricted stock awards	134				134
Accretion of preferred stock discount					111	(111)
Ending balance at Dec. 31, 2010	111,444	77		556	74,920	39,994		(5,076)	973
Ending balance, Shares at Dec. 31, 2010		7,334,963	18,400
Net income	2,920					2,920
Restricted stock awards		1			(1)
Restricted stock awards, Shares		10,972
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	6,531								6,531
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	(138)								(138)
Preferred stock dividend of 5%	(920)					(920)
Exercise of options, net
Stock dividend to common stockholders'		146,485
Stock dividend to common stockholders', value		1			819	(820)
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(1,472)					(1,472)
Compensation expense, restricted stock awards	118				118
Accretion of preferred stock discount					111	(111)
Ending balance at Dec. 31, 2011	118,483	79		556	75,967	39,591		(5,076)	7,366
Ending balance, Shares at Dec. 31, 2011		7,492,420	18,400
Net income	4,069					4,069
Restricted stock awards, Shares		10,392
Net change in unrealized gain (losses) on securities available for sale, net of taxes of $969, ($3,364), ($1,156) respectively for 31 December 2010, 2011, 2012	2,244								2,244
Net change in unrealized gain (losses) on derivatives, net of taxes of $151, $71, $58 for 31 December 2010, 2011, 2012	113								113
Preferred stock dividend of 5%	(1,007)					(1,007)
Exercise of options, net
Cash dividend to common stockholders' $0.40, $0.20, $0.08 per share respectively for 31 December 2010, 2011, 2012	(602)					(602)
Repurchase preferred stock	(18,400)						(18,400)
Compensation expense, restricted stock awards	99				99
Accretion of preferred stock discount					222	(222)
Ending balance at Dec. 31, 2012	$ 104,999	$ 79		$ 556	$ 76,288	$ 41,829	$ (18,400)	$ (5,076)	$ 9,723
Ending balance, Shares at Dec. 31, 2012		7,502,812	18,400